Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(13) Fair Value of Financial Instruments

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 – Significant unobservable inputs that reflect a company's own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale and Trading Securities: Securities available for sale and trading securities are fair valued utilizing an independent pricing service for identical assets or significantly similar securities. The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows. This results in a Level 2 classification of the inputs for determining fair value. Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income. Included in earnings as a result of the changes in fair value of trading securities were $350 thousand of net trading losses for the year ended December 31, 2009. There were no trading gains or losses in 2011or 2010. Also classified as available for sale securities are equity securities where fair value is determined by quoted market prices and these are designated as Level 1.

Other Real Estate Owned: The fair value of other real estate owned is determined by use of appraisals, comparable sales and property valuation techniques. This results in a Level 3 classification of the inputs for determining fair value.

Impaired Loans:  Impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral and takes into consideration the costs necessary to dispose of the property. Collateral values are estimated using Level 3 input based on the discounting of the collateral measured by appraisals.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$563,459	-	563,459	-
State and political subdivisions	43,968	-	43,968	-
Mortgage-backed securities and collateralized mortgage obligations - residential	204,023	-	204,023	-
Corporate bonds	96,608	-	96,608	-
Other securities	660	10	650	-
Total securities available-for-sale	$908,718	10	908,708	-

	Fair Value Measurements at
	December 31, 2010 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government- sponsored enterprises	$614,886	-	614,886	-
State and political subdivisions	79,764	-	79,764	-
Mortgage-backed securities and collateralized mortgage obligations - residential	73,567	-	73,567	-
Corporate bonds	115,504	-	115,504	-
Other securities	967	317	650	-

Total securities available-for-sale	$884,688	317	884,371	-

The securities available for sale in the above table do not include Federal Home Loan Bank stock and Federal Reserve Bank stock as these assets are not measured at fair value on a recurring basis, rather their fair value approximates their cost basis.

There were no transfers between Level 1 and Level 2 in 2011 and 2010.

Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)

Other real estate owned	$5,265	-	-	5,265
Impaired Loans:
Commercial real estate	7,457	-	-	7,457
Real estate mortgage - 1 to 4 family:
First mortgages	1,732	-	-	1,732

Other real estate owned, which is carried at fair value, approximates $5.3 million at December 31, 2011 and consisted of $1.7 million of commercial real estate and $3.6 million of residential real estate properties. A valuation charge of $3.5 million is included in earnings for the year ended December 31, 2011.

Of the total impaired loans of $13.7 million at December 31, 2011, $9.2 million are collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2011. Gross charge-offs related to commercial impaired loans were $1.1 million for the year ended December 31, 2011, while gross residential impaired loan charge-offs amounted to $1.4 million.

	Fair Value Measurements at December 31, 2010 Using:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(Dollars in thousands)

Other real estate owned	$7,416	-	-	7,416
Impaired Loans:
Commercial real estate	8,307	-	-	8,307

Other real estate owned, which is carried at fair value, approximates $7.4 million at December 31, 2010. A valuation charge of $2.6 million is included in earnings for the year ended December 31, 2010.

At December 31, 2010, impaired loans had a fair value of $8.3 million. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans. Gross charge-offs related to impaired loans were $2.6 million for the year ended December 31, 2010.

In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and 2010 are as follows:

	As of
(dollars in thousands)	December 31, 2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$532,943	532,943
Securities available for sale	917,722	917,722
Held to maturity securities	216,288	224,440
Loans	2,472,586	2,590,803
Accrued interest receivable	13,952	13,952
Financial liabilities:
Demand deposits	267,776	267,776
Interest bearing deposits	3,468,197	3,474,558
Short-term borrowings	147,563	147,563
Accrued interest payable	762	762

	As of
(dollars in thousands)	December 31, 2010
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$444,250	444,250
Securities available for sale	891,601	891,601
Held to maturity securities	191,712	200,206
Loans	2,313,354	2,372,880
Accrued interest receivable	13,178	13,178
Financial liabilities:
Demand deposits	251,091	251,091
Interest bearing deposits	3,302,996	3,305,586
Short-term borrowings	124,615	124,615
Accrued interest payable	1,073	1,073

The specific estimation methods and assumptions used can have a substantial impact on the resulting fair values of financial instruments. Following is a brief summary of the significant methods and assumptions used in estimating fair values:

Cash and Cash Equivalents

The carrying values of these financial instruments approximate fair values.

Securities

Securities available for sale and held to maturity are fair valued utilizing an independent pricing service. The pricing service uses a variety of techniques to arrive at fair value including market maker bids and quotes of significantly similar securities and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Loans

The fair values of all loans are estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Deposit Liabilities

The fair values disclosed for noninterest bearing deposits, interest bearing checking accounts, savings accounts, and money market accounts are, by definition, equal to the amount payable on demand at the balance sheet date. The carrying value of all variable rate certificates of deposit approximates fair value. The fair value of fixed rate certificates of deposit is estimated using discounted cash flow analyses with discount rates equal to the interest rates currently being offered on certificates of similar size and remaining maturity.

Short-Term Borrowings and Other Financial Instruments

The fair value of all short-term borrowings, and other financial instruments approximates the carrying value.

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk. Such financial instruments consist of commitments to extend financing and standby letters of credit. If the commitments are exercised by the prospective borrowers, these financial instruments will become interest earning assets of the Company. If the commitments expire, the Company retains any fees paid by the prospective borrower. The fair value of commitments is estimated based upon fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the present creditworthiness of the borrower. For fixed rate commitments, the fair value estimation takes into consideration an interest rate risk factor. The fair value of these off-balance sheet items approximates the recorded amounts of the related fees, which are considered to be immaterial.

The Company does not engage in activities involving interest rate swaps, forward placement contracts, or any other instruments commonly referred to as derivatives.